INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangibles assets
	2016
	Cost	Accumulated Amortization	Net Book Value

Trademarks	$78,214	$14,371	$63,843
Patents	21,818	3,998	17,820
Intellectual property	7,388	1,353	6,035
	$107,420	$19,722	$87,698

	2015
	Cost	Accumulated Amortization	Net Book Value

Trademarks	$78,214	$5,232	$72,982
Patents	21,818	1,455	20,363
Intellectual property	7,388	493	6,895
	$107,420	$7,180	$100,240